Share-Based Compensation (Details) - USD ($)																12 Months Ended
	Jul. 17, 2028	Jul. 17, 2027	Jul. 17, 2026	Dec. 19, 2025	Dec. 10, 2025	Nov. 28, 2025	Sep. 18, 2025	Sep. 17, 2025	Sep. 08, 2025	Sep. 03, 2025	Aug. 25, 2025	Aug. 05, 2025	Jul. 24, 2025	Dec. 28, 2023	Jul. 28, 2023	Dec. 31, 2025	Dec. 31, 2024	Jul. 19, 2024	Dec. 31, 2023	Nov. 11, 2022
Share-Based Compensation [Line Items]
Quoted market price (in Dollars per share)																				$ 7.3
Share-based expense																$ 46,200,000
Vesting percentage															66.00%			49.00%
Sale of stock							$ 8,290,000
Forecast [Member]
Share-Based Compensation [Line Items]
Vesting percentage	17.00%	17.00%	17.00%
General and Administrative Expense [Member]
Share-Based Compensation [Line Items]
Share-based expense																			$ 23,300,000
Restricted Shares [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares)						7,142,857		800,000			43,544,217
Fair value (in Dollars per share)						$ 0.7		$ 1.93			$ 1.39
Restricted Shares for existing employees [Member]
Share-Based Compensation [Line Items]
Share-based expense																$ 44,598,258
Fair value (in Dollars per share)																$ 1.3
Unrecognized compensation cost																	$ 22,472,203
Weighted average period																2 years 3 months 10 days
Restricted Shares for external consultants [Member]
Share-Based Compensation [Line Items]
Share-based expense																$ 8,005,939
Shares issued (in Shares)											7,601,103
Fair value (in Dollars per share)																$ 1.39
Vesting percentage											66.00%
Weighted average period																1 year 6 months 18 days
Unrecognized compensation cost																$ 2,559,594
Restricted Shares for external consultants [Member] | Forecast [Member]
Share-Based Compensation [Line Items]
Vesting percentage			17.00%
Other share-based compensation [Member]
Share-Based Compensation [Line Items]
Share-based expense																8,058,888
Shares issued (in Shares)				239,785			6,000,000		239,785
Weighted average period							2 months 15 days
Loss on settlement of outstanding salaries																12,567
Sale of stock										$ 100,000,000
Other share-based compensation [Member] | Tranche One [Member]
Share-Based Compensation [Line Items]
Vesting percentage							50.00%
Other share-based compensation [Member] | Tranche Two [Member]
Share-Based Compensation [Line Items]
Vesting percentage							50.00%
Other share-based compensation [Member] | Burkhan Capital LLC [Member]
Share-Based Compensation [Line Items]
Share-based expense					$ 285,000
Other share-based compensation [Member] | Yorkville [Member]
Share-Based Compensation [Line Items]
Share-based expense																410,032
Other share-based compensation [Member] | TakYuen Colin LAW [Member]
Share-Based Compensation [Line Items]
Share-based expense																$ 306,680
NWTN [Member]
Share-Based Compensation [Line Items]
Received share percentage																10.00%
Class A Ordinary Share [Member]
Share-Based Compensation [Line Items]
Earnout shares (in Shares)																32,715,010
Class A Ordinary Share [Member] | NWTN [Member]
Share-Based Compensation [Line Items]
Outstanding percentage																90.00%
Earnout Shares [Member]
Share-Based Compensation [Line Items]
Earnout shares (in Shares)																3,635,001
Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Earnout shares (in Shares)																1,745
Ordinary Shares [Member] | Other share-based compensation [Member]
Share-Based Compensation [Line Items]
Share-based expense							$ 9,211,326
Shares issued (in Shares)																5,988,170
Unrecognized compensation cost							$ 2,488,674
Class B Ordinary Share [Member]
Share-Based Compensation [Line Items]
Ordinary shares issued (in Shares)							5,181,250				10,000,000	1,851,852		308,171
Class B Ordinary Share [Member] | Other share-based compensation [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares)										500,000
Ordinary shares issued (in Shares)													225,500
Class B Ordinary Share [Member] | Other share-based compensation [Member] | Yorkville [Member]
Share-Based Compensation [Line Items]
Share-based expense																$ 46,160,000
Class B Ordinary Share [Member] | Other share-based compensation [Member] | Vision Path [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares)																22,000,000
Class B Ordinary Share [Member] | Other share-based compensation [Member] | Long Hope Holdings Limited [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares)																10,000,000